Other Liabilities and Provisions (Schedule of Capital Lease Obligation Payments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Capital Lease Obligation [Line Items]
Minimum lease payments, 2015	$ 98
Minimum lease payments, 2016	98
Minimum lease payments, 2017	99
Minimum lease payments, 2018	99
Minimum lease payments, 2019	99
Minimum lease payments, thereafter	232
Minimum lease payments, total	725
Minimum lease payment, amount representing interest	193
Minimum lease payments, present value	532
Capital Lease Future Minimum Interest Payments [Member]
Capital Lease Obligation [Line Items]
Minimum lease payments, 2015	39
Minimum lease payments, 2016	36
Minimum lease payments, 2017	32
Minimum lease payments, 2018	27
Minimum lease payments, 2019	23
Minimum lease payments, thereafter	36
Capital Lease Present value of Expected Future Payments [Member]
Capital Lease Obligation [Line Items]
Minimum lease payments, 2015	59
Minimum lease payments, 2016	62
Minimum lease payments, 2017	67
Minimum lease payments, 2018	72
Minimum lease payments, 2019	76
Minimum lease payments, thereafter	$ 196